2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of working capital, loss and deficit
	2018	2017	2016

Working capital	$ 757,336	$ 178,037	$ 187,353
Loss for the year	(400,029)	(2,438,331)	(683,137)
Deficit	(38,533,386)	(38,133,357)	(35,695,026)